AVAILABLE-FOR-SALE FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF FINANCIAL ASSETS	The following is an analysis of financial assets:
	As of December 31,
	2024	2023
	USD’000	USD’000
Unlisted financial assets	-	99